Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 55.0%
ACI Rover Parent LLC
5.982% (TSFR3M + 3.732%) due 06/09/2033 ~		$275		$275
Acrisure LLC
6.894% (TSFR1M + 3.644%) due 06/21/2032 ~		572		519
Action Environmental Group, Inc.
6.732% (TSFR3M + 3.732%) due 10/24/2030 ~		546		540
ADI Global Distribution Funding LLC
TBD% due 06/17/2033		325		326
Advanced Drainage Systems, Inc.
5.245% (TSFR1M + 3.620%) due 02/28/2033 ~		100		101
AGI-CFI Acquisition Corp.
8.144% (TSFR1M + 3.644%) due 03/25/2033 ~		125		124
Ahead DB Holdings LLC
6.232% (TSFR3M + 3.732%) due 02/03/2031 ~		116		114
AI Aqua Merger Sub, Inc.
TBD% due 07/02/2033		675		675
6.119% - 6.164% (TSFR3M + 3.658%) due 07/31/2028 ~		585		585
AL GCX Holdings LLC
5.863% (TSFR1M + 3.613%) due 12/17/2032 ~		125		125
Albion Financing 3 SARL
6.632% (TSFR3M + 3.656%) due 05/21/2031 ~		174		175
Alkermes, Inc.
6.482% (TSFR3M + 3.732%) due 08/12/2031 ~		224		226
Alliant Holdings Intermediate LLC
6.144% (TSFR1M + 3.644%) due 09/19/2031 ~		946		934
Allied Universal Holdco LLC
6.894% (TSFR1M + 3.644%) due 08/20/2032 ~		298		298
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		367		376
American Axle & Manufacturing, Inc.
6.874% - 6.915% (TSFR1M + 3.624%) due 02/03/2033 ~		346		346
Ascend Learning LLC
6.644% (TSFR1M + 3.644%) due 12/11/2028 ~		291		284
Aspire Bakeries Holdings LLC
6.644% (TSFR1M + 3.644%) due 12/23/2030 ~		667		672
Asurion LLC
7.413% (TSFR3M + 3.663%) due 02/23/2033 ~		150		142
7.913% (TSFR3M + 3.663%) due 09/19/2030 ~		590		585
Athenahealth Group, Inc.
6.394% (TSFR1M + 3.644%) due 02/15/2029 ~		244		244
Avis Budget Car Rental LLC
6.144% (TSFR1M + 3.644%) due 07/16/2032 ~		322		321
Azuria Water Solutions, Inc.
TBD% - 6.488% (TSFR3M + 3.732%) due 04/25/2033 ~µ		3		3
B&G Foods, Inc.
7.144% (TSFR1M + 3.644%) due 10/10/2029 ~		322		318
Barnes Group, Inc.
6.144% (TSFR1M + 3.644%) due 01/27/2032 ~		57		57
BASF Coatings Ltd.
TBD% due 05/06/2033		925		929
Bausch & Lomb Corp.
7.394% (TSFR1M + 3.644%) due 01/15/2031 ~		1,004		1,008
Bausch Health Cos., Inc.
9.894% (TSFR1M + 3.644%) due 10/08/2030 ~		274		267
BCPE Empire Holdings, Inc.
6.894% (TSFR1M + 3.644%) due 12/11/2030 ~		716		707
Beach Acquisition Bidco LLC
6.394% (TSFR1M + 3.644%) due 09/12/2032 ~		50		50
Belden, Inc.
TBD% due 06/10/2033		750		752
Belron Finance LLC
5.657% (TSFR3M + 3.657%) due 10/16/2031 ~		467		467
Blackfin Pipeline LLC
6.688% due 09/29/2032 ~		323		325
Blackhawk Network Holdings, Inc.
7.144% (TSFR1M + 3.644%) due 03/12/2029 ~		392		391
Boxer Parent Co., Inc.
6.416% - 6.666% (TSFR3M + 3.666%) due 07/30/2031 ~		201		182
Brightview Landscapes LLC
5.636% (TSFR1M + 3.643%) due 06/17/2033 ~		425		424
Cengage Learning, Inc.
6.638% - 6.653% (TSFR1M + 3.644%) due 03/24/2031 ~		419		415
Century De Buyer LLC
6.663% (TSFR3M + 3.663%) due 10/30/2030 ~		123		122

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Charlotte Buyer, Inc.
TBD% due 06/30/2031		675		675
Chobani LLC
5.894% (TSFR1M + 3.644%) due 10/28/2032 ~		721		724
Citadel Securities LP
5.661% (TSFR3M + 3.661%) due 06/10/2033 ~		300		300
Citco Funding LLC
5.663% (TSFR3M + 3.663%) due 01/30/2033 ~		199		199
Cloud Software Group, Inc.
6.982% (TSFR3M + 3.732%) due 03/21/2031 ~		340		299
6.982% (TSFR3M + 3.732%) due 08/13/2032 ~		646		561
Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 µ		32		29
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~		371		355
Clydesdale Acquisition Holdings, Inc.
6.819% (TSFR1M + 3.644%) due 04/13/2029 ~		542		533
Colossus Acquireco LLC
5.370% due 01/31/2033 ~		268		266
Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~		176		176
CompoSecure Holdings LLC
5.918% (TSFR3M + 3.668%) due 01/14/2033 ~		400		398
Core & Main LP
TBD% due 07/01/2033		275		275
CoreWeave Financing DDTL V LLC
TBD% - 8.232% (TSFR3M + 3.732%) due 11/17/2031 ~µ		125		128
Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~		801		735
Covia Holdings Corp.
6.427% (TSFR3M + 3.679%) due 02/26/2032 ~		396		395
CPPIB OVM Member U.S. LLC
5.982% (TSFR3M + 3.732%) due 08/20/2031 ~		565		566
Crescent Midstream Operating LLC
7.399% (TSFR3M + 3.641%) due 02/18/2033 ~		100		101
Crown Subsea Communications Holding, Inc.
6.644% (TSFR1M + 3.644%) due 01/30/2031 ~		297		298
CSC Holdings LLC
8.250% (JY0003M + 6.750%) due 04/15/2027 ~		147		104
Cyberswift U.S. Finco LLC
7.427% (TSFR3M + 3.677%) due 10/08/2032 ~		325		325
Darktrace PLC
6.927% (TSFR3M + 3.677%) due 10/09/2031 ~		370		340
Dayforce, Inc.
6.663% (TSFR3M + 3.663%) due 02/04/2033 ~		525		480
DG Investment Intermediate Holdings 2, Inc.
6.894% (TSFR1M + 3.644%) due 07/09/2032 ~		100		100
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		1,005		1,007
Electronic Arts, Inc.
TBD% due 03/24/2033		500		502
Ellucian Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 10/09/2029 ~		396		384
EMG Utica LLC
7.232% (TSFR3M + 3.732%) due 04/01/2030 ~		99		100
EOC Borrower LLC
6.394% (TSFR1M + 3.644%) due 03/24/2032 ~		123		123
Epicor Software Corp.
6.394% (TSFR1M + 3.644%) due 05/30/2031 ~		398		381
ESCO Technologies, Inc.
TBD% due 06/11/2033		275		275
Fertitta Entertainment LLC
6.894% (TSFR1M + 3.644%) due 01/27/2029 ~		290		290
Fiesta Purchaser, Inc.
6.394% (TSFR1M + 3.644%) due 02/12/2031 ~		442		434
Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~		623		576
First Advantage Holdings LLC
6.482% (TSFR3M + 3.732%) due 10/31/2031 ~		449		444
First Student Bidco, Inc.
5.982% (TSFR3M + 3.732%) due 08/15/2030 ~		926		927
Fortress Intermediate 3, Inc.
6.624% (TSFR1M + 3.624%) due 06/27/2031 ~		566		565
Gaia Purchaser, Inc.
TBD% due 06/25/2033		375		375
Gainwell Acquisition Corp.
7.832% (TSFR3M + 3.732%) due 10/01/2027 ~		298		294
GEN II Fund Services LLC
6.482% (TSFR3M + 3.732%) due 11/26/2031 ~		296		296
GFL Environmental, Inc.
6.156% (TSFR3M + 3.656%) due 03/03/2032 ~		347		348
Global Medical Response, Inc.
6.889% (TSFR1M + 0.000%) due 10/01/2032 ~		121		122
Golden State Food LLC
7.232% (TSFR3M + 3.732%) due 12/04/2031 ~		567		569
Gray Television, Inc.
6.735% (TSFR1M + 3.620%) due 12/01/2028 ~		150		150

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Green Infrastructure Partners, Inc.
6.482% (TSFR3M + 3.732%) due 09/24/2032 ~		324		325
Greystar Real Estate Partners LLC
5.917% (TSFR3M + 3.666%) due 08/21/2030 ~		425		426
Grifols Worldwide Operations USA, Inc.
6.187% (TSFR6M + 3.681%) due 04/14/2033 ~		224		225
Gryphon Acquire Newco LLC
6.414% (TSFR3M + 3.664%) due 09/13/2032 ~		449		450
Gulfside Supply, Inc.
6.732% (TSFR3M + 3.732%) due 06/17/2031 ~		23		19
GVC Holdings Gibraltar Ltd.
5.982% (TSFR3M + 3.732%) due 10/31/2029 ~		243		243
Hanger, Inc.
TBD% - 7.144% (TSFR1M + 3.644%) due 10/23/2031 ~µ		40		40
7.144% (TSFR1M + 3.644%) due 10/23/2031 ~		306		308
Heartland Dental LLC
7.144% (TSFR1M + 3.644%) due 08/25/2032 ~		893		895
Heritage-Crystal Clean, Inc.
6.642% (TSFR3M + 3.642%) due 10/17/2030 ~		199		200
Hologic, Inc.
5.995% (TSFR3M + 3.745%) due 04/07/2033 ~		817		800
HUB International Ltd.
5.922% - 5.982% (TSFR3M + 3.732%) due 06/20/2030 ~		364		364
Hudson River Trading LLC
6.139% (TSFR1M + 0.000%) due 03/18/2030 ~		442		440
Hunter Douglas, Inc.
6.732% (TSFR3M + 3.732%) due 01/20/2032 ~		139		140
IMC Financing LLC
6.652% (TSFR1M + 3.652%) due 06/18/2032 ~		421		422
Ineos U.S. Finance LLC
6.644% (TSFR1M + 3.644%) due 02/07/2031 ~		130		115
Instructure Holdings, Inc.
6.446% (TSFR3M + 0.000%) due 11/13/2031 ~		445		418
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		648		643
Jump Financial LLC
7.232% (TSFR3M + 3.732%) due 02/26/2032 ~		795		796
June Purchaser LLC
TBD% - 2.750% due 11/28/2031 µ		86		86
6.394% (TSFR1M + 3.644%) due 11/28/2031 ~		508		509
Jupiter Borrower, Inc.
TBD% due 06/30/2033		537		537
Kohler Energy Co. LLC
6.732% (TSFR3M + 3.732%) due 05/01/2031 ~		504		505
LC AHAB U.S. Bidco LLC
6.144% (TSFR1M + 3.644%) due 05/01/2031 ~		639		640
Lockton, Inc.
5.657% (TSFR3M + 3.646%) due 05/09/2033 ~		400		399
LSF12 Helix Parent LLC
7.144% (TSFR1M + 3.644%) due 02/10/2033 ~		274		269
M6 ETX Holdings II Midco LLC
6.144% (TSFR1M + 3.644%) due 04/01/2032 ~		405		407
Mauser Packaging Solutions Holding Co.
7.120% (TSFR1M + 3.620%) due 04/15/2030 ~		230		228
Mavis Tire Express Services Corp.
6.669% (TSFR6M + 3.669%) due 05/04/2028 ~		587		586
McKesson Medical-Surgical Top Holdings, Inc.
5.982% (TSFR3M + 3.732%) due 06/09/2032 ~		275		275
Meade Pipeline Co. LLC
5.677% (TSFR3M + 0.000%) due 09/22/2032 ~		225		226
MI Windows & Doors LLC
6.394% (TSFR1M + 3.644%) due 03/28/2031 ~		291		288
Mitchell International, Inc.
6.644% (TSFR1M + 3.644%) due 06/17/2031 ~		147		140
Modena Buyer LLC
7.913% (TSFR3M + 3.663%) due 07/01/2031 ~		394		365
National Mentor Holdings, Inc.
9.644% (TSFR1M + 3.644%) due 12/12/2030 ~		258		261
NEP Group, Inc.
8.144% (TSFR1M + 3.644%) due 10/17/2031 ~		300		283
Neptune Bidco U.S., Inc.
8.769% (TSFR3M + 3.669%) due 02/03/2033 ~		375		372
Nexstar Broadcasting, Inc.
6.394% (TSFR1M + 3.644%) due 03/18/2033 ~		109		108
NGL Energy Partners LP
7.125% (TSFR1M + 3.633%) due 03/11/2033 ~		324		326
Nielsen Consumer, Inc.
5.894% (TSFR1M + 3.644%) due 10/31/2030 ~		320		317
Nuvei Corp.
6.144% (TSFR1M + 3.644%) due 11/17/2031 ~		741		723
Olympus Water U.S. Holding Corp.
6.982% (TSFR3M + 3.732%) due 11/03/2032 ~		648		649
Onex TSG Intermediate Corp.
6.982% (TSFR3M + 3.732%) due 08/06/2032 ~		574		578
Ontario Gaming GTA LP
7.982% (TSFR3M + 3.732%) due 08/01/2030 ~		268		256

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Padagis LLC
8.689% (TSFR3M + 3.677%) due 07/06/2028 ~		293		279
Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~		298		256
Pathfinder Power LLC
TBD% due 06/22/2033		300		300
Peer Holding III BV
6.232% (TSFR3M + 3.732%) due 07/01/2031 ~		222		222
Pegasus BidCo BV
6.401% (TSFR3M + 3.651%) due 07/12/2029 «~		343		343
Pelican Pipeline LLC
6.482% (TSFR3M + 3.732%) due 03/25/2033 ~		275		276
PENN Entertainment, Inc.
5.644% (TSFR1M + 3.644%) due 05/30/2033 ~		474		473
Peraton Corp.
7.513% (TSFR3M + 3.663%) due 02/01/2028 ~		143		129
PetSmart, Inc.
7.652% (TSFR1M + 3.652%) due 08/18/2032 ~		299		299
PG Investment Co. 59 SARL
5.732% (TSFR3M + 3.732%) due 03/26/2031 ~		619		620
Phoenix Aviation Capital LLC
6.913% (TSFR3M + 3.663%) due 10/28/2030 ~		547		544
Phoenix Guarantor, Inc.
5.644% (TSFR1M + 3.644%) due 02/21/2031 ~		97		97
Pinnacle Buyer LLC
TBD% - 2.500% due 10/01/2032 µ		56		57
6.182% (TSFR3M + 3.682%) due 10/01/2032 ~		293		294
Pioneer Opco LLC
6.894% (TSFR1M + 3.644%) due 05/16/2033 ~		340		342
Planet U.S. Buyer LLC
6.656% (TSFR3M + 0.000%) due 02/07/2031 ~		294		295
Prestige Brands, Inc.
TBD% due 06/13/2033		625		626
Primo Brands Corp.
6.482% (TSFR3M + 3.732%) due 03/31/2031 ~		424		426
Proampac PG Borrower LLC
7.652% - 7.666% (TSFR3M + 3.666%) due 03/07/2033 ~		120		118
Proofpoint, Inc.
6.732% (TSFR3M + 3.732%) due 08/31/2028 ~		607		587
Pye-Barker Fire & Safety LLC
TBD% - 6.232% (TSFR3M + 3.732%) due 12/16/2032 ~µ		49		49
6.232% (TSFR3M + 3.732%) due 12/16/2032 ~		326		327
Qnity Electronics, Inc.
5.666% (TSFR3M + 3.657%) due 11/01/2032 ~		423		424
QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~		697		687
Radiate Holdco LLC
7.008% (TSFR1M + 3.644%) due 09/25/2026 ~		246		221
Raising Cane’s Restaurants LLC
5.621% (TSFR1M + 3.633%) due 06/06/2033 ~		400		398
Raven Acquisition Holdings LLC
TBD% - 3.000% due 11/19/2031 µ		13		13
6.644% (TSFR1M + 3.644%) due 11/19/2031 ~		184		182
RealPage, Inc.
6.994% (TSFR3M + 3.732%) due 04/24/2028 ~		462		433
Rockpoint Gas Storage Partners LP
5.982% (TSFR3M + 3.732%) due 09/18/2031 ~		369		370
Rosen International SARL
TBD% due 03/26/2031		250		249
Salas O’brien, Inc.
TBD% - 6.394% (TSFR1M + 3.644%) due 01/31/2033 ~µ		29		29
6.394% (TSFR1M + 3.644%) due 01/31/2033 ~		221		222
SCIH Salt Holdings, Inc.
6.350% (TSFR6M + 3.600%) due 01/31/2029 ~		146		146
Sedgwick Claims Management Services, Inc.
6.144% (TSFR1M + 3.644%) due 07/31/2031 ~		291		288
Select Medical Corp.
TBD% due 12/31/2031		150		151
Skyshield U.S. Bidco Ltd.
TBD% due 06/02/2033		150		150
Smyrna Ready Mix Concrete LLC
6.644% (TSFR1M + 3.644%) due 04/02/2029 ~		124		124
Sotera Health Holdings LLC
5.894% (TSFR1M + 3.644%) due 05/30/2031 ~		68		68
Specialty Building Products Holdings LLC
7.494% (TSFR1M + 3.644%) due 10/16/2028 ~		121		110
Speed Midco 3 SARL
6.195% (TSFR6M + 3.695%) due 10/07/2032 ~		439		436
Star Parent, Inc.
7.732% (TSFR3M + 3.732%) due 09/27/2030 ~		190		190
Starwood Property Trust, Inc.
5.644% (TSFR1M + 3.644%) due 01/02/2030 ~		198		198
Stonepeak Motion Finco LLC
TBD% due 06/24/2033		475		475
Student Transportation of America Holdings, Inc.
6.424% (TSFR3M + 3.679%) due 06/24/2032 ~		142		142

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Sword Purchaser LLC
7.644% (TSFR1M + 3.644%) due 04/11/2033 ~		100		98
Syniverse Holdings, Inc.
10.732% (TSFR3M + 3.732%) due 05/13/2027 ~		535		467
Tacala LLC
6.644% (TSFR1M + 3.644%) due 01/31/2031 ~		516		517
Third Coast Infrastructure LLC
6.894% (TSFR1M + 3.644%) due 09/25/2030 ~		317		319
Tidal Waste & Recycling Holdings LLC
6.482% (TSFR3M + 3.732%) due 10/24/2031 ~		444		445
TK Elevator Midco GmbH
6.377% (TSFR6M + 3.627%) due 04/30/2030 ~		288		290
6.480% (TSFR3M + 3.679%) due 04/30/2030 ~		400		402
TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		633		634
6.144% (TSFR1M + 3.644%) due 02/13/2033 ~		175		175
TreeHouse Foods, Inc.
7.894% (TSFR1M + 3.644%) due 02/11/2033 ~		400		402
Trident TPI Holdings, Inc.
7.482% (TSFR3M + 3.732%) due 09/15/2028 ~		391		376
Trilon Group LLC
TBD% due 06/13/2033 µ		33		33
7.095% - 7.124% (TSFR1M + 0.000%) due 06/13/2033 ~		367		368
Truist Insurance Holdings LLC
6.482% (TSFR3M + 3.732%) due 05/06/2031 ~		460		450
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		1,233		1,216
UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~		715		675
United Talent Agency LLC
6.637% (TSFR1M + 3.637%) due 06/10/2032 ~		1,023		1,028
Van Pool Transportation LLC
TBD% - 6.994% (TSFR3M + 3.732%) due 08/06/2030 ~µ		21		21
6.482% (TSFR3M + 3.732%) due 08/06/2030 ~		429		430
Varsity Brands, Inc.
6.482% (TSFR3M + 3.732%) due 08/26/2031 ~		396		397
Venture Global Calcasieu Pass LLC
6.954% (TSFR6M + 3.693%) due 04/11/2033 ~		400		402
Veritiv Corp.
7.732% (TSFR3M + 3.732%) due 12/02/2030 ~		395		374
Versant Media Group, Inc.
7.232% (TSFR3M + 3.732%) due 01/30/2031 ~		450		452
Virgin Media Bristol LLC
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~		425		409
VistaJet Malta Finance PLC
7.442% (TSFR3M + 3.692%) due 04/01/2031 ~		245		246
Voyager Parent LLC
7.982% (TSFR3M + 3.732%) due 07/01/2032 ~		549		550
Wasserman Media Group LLC
6.144% (TSFR1M + 3.644%) due 06/23/2032 ~		205		205
White Cap Buyer LLC
6.894% (TSFR1M + 3.644%) due 10/19/2029 ~		172		172
7.144% (TSFR1M + 3.644%) due 02/10/2033 ~		275		274
Worthington Steel, Inc.
7.620% - 7.621% (TSFR1M + 3.624%) due 06/01/2033 ~		400		400
XPLOR T1 LLC
6.907% (TSFR3M + 3.657%) due 12/01/2032 ~		418		384
Zayo Group Holdings, Inc. (6.758% Cash and 0.500% PIK)
7.258% (TSFR1M + 3.644%) due 03/11/2030 ~(a)		76		76
Zelis Payments Buyer, Inc.
6.894% (TSFR1M + 3.644%) due 11/26/2031 ~		448		438

Total Loan Participations and Assignments (Cost $73,865)				73,320

CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 4.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030		175		180
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028		325		321
Bread Financial Holdings, Inc.
6.750% due 05/15/2031		100		102
Encore Capital Group, Inc.
8.500% due 05/15/2030		675		717
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		100		102
FS KKR Capital Corp.
7.500% due 08/01/2031		275		274
FTAI Aviation Investors LLC
5.500% due 05/01/2028		125		125
Hudson Pacific Properties LP
5.950% due 02/15/2028		200		198
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.000% due 06/15/2030		125		117
9.750% due 01/15/2029		200		196

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		300		309
Jefferson Capital Holdings LLC
9.500% due 02/15/2029		350		367
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
7.000% due 07/15/2031		225		233
Newmark Group, Inc.
7.500% due 01/12/2029		600		629
Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		300		299
OneMain Finance Corp.
6.625% due 05/15/2029		300		306
6.750% due 09/15/2033		200		198
PRA Group, Inc.
8.875% due 01/31/2030		200		207
Rocket Cos., Inc.
7.125% due 02/01/2032		125		130
Starwood Property Trust, Inc.
5.750% due 01/15/2031		300		298
6.500% due 07/01/2030		250		256
USI, Inc.
7.500% due 01/15/2032		200		202
UWM Holdings LLC
6.250% due 03/15/2031		150		134
WULF Compute LLC
7.750% due 10/15/2030		75		79
XHR LP
6.625% due 05/15/2030		100		102

				6,081

INDUSTRIALS 22.2%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		100		96
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		400		414
Altice France SA
9.500% due 11/01/2029		553		561
American Axle & Manufacturing, Inc.
6.375% due 10/15/2032		100		100
APLD ComputeCo 2 LLC
6.750% due 03/15/2031		125		126
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032		125		127
9.000% due 11/01/2027		100		111
Axon Enterprise, Inc.
6.125% due 03/15/2030		475		486
B&G Foods, Inc.
8.000% due 09/15/2028		400		401
Bausch Health Cos., Inc.
4.875% due 06/01/2028		100		93
Beignet Investor LLC
6.581% due 05/30/2049		1,375		1,403
BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034		350		344
Block, Inc.
5.625% due 08/15/2030		150		150
6.500% due 05/15/2032		390		398
Builders FirstSource, Inc.
5.000% due 03/01/2030		150		147
Carnival Corp. Ltd.
5.750% due 08/01/2032		775		784
Caturus Energy LLC
7.125% due 05/15/2031		50		50
CCO Holdings LLC/CCO Holdings Capital Corp.
4.750% due 02/01/2032		700		625
Centene Corp.
3.375% due 02/15/2030		25		23
Century Communities, Inc.
6.625% due 09/15/2033		100		101
Chord Energy Corp.
6.750% due 03/15/2033		275		279
CHS/Community Health Systems, Inc.
6.000% due 01/15/2029		25		25
9.750% due 01/15/2034		150		157
Churchill Downs, Inc.
4.750% due 01/15/2028		200		198
Clear Channel Outdoor Holdings, Inc.
7.750% due 04/15/2028		225		226
Cleveland-Cliffs, Inc.
6.750% due 04/15/2030		95		95
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032		100		97
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		150		135

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Columbus McKinnon Corp.
7.125% due 02/01/2033			50		50
Comstock Resources, Inc.
5.875% due 01/15/2030			50		47
6.750% due 03/01/2029			175		172
CoreWeave, Inc.
9.000% due 02/01/2031			150		148
9.750% due 10/01/2031			550		549
Crowdstrike Holdings, Inc.
3.000% due 02/15/2029			100		95
CSC Holdings LLC
5.375% due 02/01/2028			50		31
5.500% due 04/15/2027			225		151
6.500% due 02/01/2029			225		135
7.500% due 04/01/2028			100		27
11.250% due 05/15/2028			100		65
11.750% due 01/31/2029			225		139
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031			75		75
DaVita, Inc.
6.750% due 07/15/2033			125		129
6.875% due 09/01/2032			125		129
Discovery Communications LLC
3.625% due 05/15/2030			50		47
Discovery Global Holdings, Inc.
3.755% due 03/15/2027			50		50
4.279% due 03/15/2032			100		90
5.050% due 03/15/2042			125		92
Dream Finders Homes, Inc.
6.875% due 09/15/2030			125		124
DT Midstream, Inc.
4.125% due 06/15/2029			150		147
EQT Corp.
7.500% due 06/01/2030			100		108
Esab Corp.
5.625% due 04/01/2031			75		75
EW Scripps Co.
9.875% due 08/15/2030			450		394
Flora Food Management BV
7.500% due 10/31/2030 (g)	EUR		100		114
Gap, Inc.
3.625% due 10/01/2029			$125		118
GFL Environmental, Inc.
4.375% due 08/15/2029			200		195
Gray Media, Inc.
9.625% due 07/15/2032			250		242
Griffon Corp.
5.750% due 03/01/2028			250		250
Gulfport Energy Operating Corp.
6.750% due 09/01/2029			150		153
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029			100		97
5.750% due 09/15/2033			140		141
Hughes Satellite Systems Corp.
5.250% due 08/01/2026			50		42
6.625% due 08/01/2026			50		31
iHeartCommunications, Inc.
10.875% due 05/01/2030			100		87
Industrial F&B Investments III, Inc.
7.750% due 02/11/2033			50		51
KBR, Inc.
4.750% due 09/30/2028			400		395
Kioxia Holdings Corp.
6.625% due 07/24/2033			75		78
Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031			50		49
7.625% due 08/15/2029			60		61
LBM Acquisition LLC
6.250% due 01/15/2029			200		146
Level 3 Financing, Inc.
7.000% due 03/31/2034			105		108
LifePoint Health, Inc.
7.000% due 05/01/2034			345		331
8.375% due 02/15/2032			200		208
Lithia Motors, Inc.
5.500% due 10/01/2030			100		99
Live Nation Entertainment, Inc.
3.750% due 01/15/2028			100		98
Matador Resources Co.
6.250% due 04/15/2033			200		199
6.500% due 04/15/2032			100		101
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030			200		205
Meridian Arc Holdco LLC
6.250% due 04/30/2031			150		150

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
MGM Resorts International
5.500% due 04/15/2027		125		125
Mineral Resources Ltd.
6.000% due 05/01/2032		24		24
6.250% due 05/01/2034		101		99
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		475		471
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030		150		141
Nabors Industries, Inc.
7.625% due 11/15/2032		125		128
9.125% due 01/31/2030		200		209
NCR Atleos Corp.
9.500% due 04/01/2029		150		160
Nexstar Media, Inc.
4.750% due 11/01/2028		150		147
6.500% due 09/15/2033		225		225
Nissan Motor Co. Ltd.
7.500% due 07/17/2030		125		129
Novelis Corp.
4.750% due 01/30/2030		300		290
6.875% due 01/30/2030		50		51
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033		75		79
8.750% due 07/01/2034		75		80
Olin Corp.
6.625% due 04/01/2033		50		49
ON Semiconductor Corp.
3.875% due 09/01/2028		200		195
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		150		148
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		100		90
Paramount Global
3.375% due 02/15/2028		50		49
3.700% due 06/01/2028		75		73
4.375% due 03/15/2043		75		48
4.600% due 01/15/2045		75		48
4.850% due 07/01/2042		25		17
4.900% due 08/15/2044		75		50
4.950% due 01/15/2031		100		93
5.850% due 09/01/2043		100		75
Park River Holdings, Inc.
8.000% due 03/15/2031		50		50
Performance Food Group, Inc.
4.250% due 08/01/2029		250		243
Permian Resources Operating LLC
5.875% due 07/01/2029		200		200
Perrigo Finance Unlimited Co.
5.150% due 06/15/2030		175		168
Post Holdings, Inc.
4.625% due 04/15/2030		125		121
6.500% due 03/15/2036		250		247
Prime Healthcare Services, Inc.
9.375% due 09/01/2029		125		131
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		100		98
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		250		244
QXO Building Products, Inc.
6.500% due 07/15/2031		100		102
6.750% due 04/30/2032		400		413
Radiology Partners, Inc.
8.500% due 07/15/2032		125		131
Raven Acquisition Holdings LLC
6.875% due 11/15/2031		175		171
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		625		623
Sable International Finance Ltd.
7.125% due 10/15/2032		400		397
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		225		222
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029		125		122
5.875% due 07/15/2030		300		306
8.250% due 12/15/2029		100		105
Sirius XM Radio LLC
3.875% due 09/01/2031		100		91
4.125% due 07/01/2030		250		235
5.875% due 04/15/2032		125		124
SM Energy Co.
6.750% due 08/01/2029		100		102
7.000% due 08/01/2032		100		101
8.750% due 07/01/2031		75		78
9.625% due 06/15/2033		75		82

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Snap, Inc.
6.875% due 03/01/2033		150		146
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029		400		368
Stagwell Global LLC
5.625% due 08/15/2029		475		458
Standard Industries, Inc.
4.750% due 01/15/2028		200		199
Station Casinos LLC
4.500% due 02/15/2028		275		272
Sunoco LP
5.625% due 03/15/2031		200		199
Surgery Center Holdings, Inc.
7.250% due 04/15/2032		250		253
SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		200		197
Taylor Morrison Communities, Inc.
5.750% due 11/15/2032		50		52
Tenet Healthcare Corp.
4.375% due 01/15/2030		250		242
Tidewater, Inc.
9.125% due 07/15/2030		53		57
Transocean Aquila Ltd.
8.000% due 09/30/2028		92		95
Transocean International Ltd.
8.250% due 05/15/2029		50		52
8.500% due 05/15/2031		400		416
Twilio, Inc.
3.625% due 03/15/2029		100		96
United Rentals North America, Inc.
4.000% due 07/15/2030		150		144
Univision Communications, Inc.
4.500% due 05/01/2029		175		167
8.500% due 07/31/2031		175		176
Valaris Ltd.
8.375% due 04/30/2030		225		234
Venture Global LNG, Inc.
9.500% due 02/01/2029		125		135
9.875% due 02/01/2032		650		694
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		200		205
6.500% due 01/15/2034		75		78
6.500% due 06/15/2034		50		52
6.750% due 01/15/2036		75		80
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		475		404
VOC Escrow Ltd.
5.000% due 02/15/2028		150		150
Wayfair LLC
6.750% due 11/15/2032		150		154
7.750% due 09/15/2030		75		79
WBI Operating LLC
6.250% due 10/15/2030		50		50
Weatherford International Ltd.
6.750% due 10/15/2033		575		587
WR Grace Holdings LLC
6.625% due 08/15/2032		150		146
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		100		100
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (a)		76		76

				29,583

UTILITIES 1.4%
Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029		250		260
ContourGlobal Power Holdings SA
6.750% due 02/28/2030		325		330
Edison International
8.125% due 06/15/2053 •		75		77
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		100		99
8.000% due 05/15/2033		100		104
Hawaiian Electric Co., Inc.
6.000% due 10/01/2033		50		50
NRG Energy, Inc.
3.375% due 02/15/2029		125		119
5.875% due 05/15/2034		50		50
6.125% due 05/15/2036		50		50
PacifiCorp
7.125% due 08/15/2056 •		250		249
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031		275		275

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
Vistra Operations Co. LLC
6.875% due 04/15/2032	200		207

			1,870

Total Corporate Bonds & Notes (Cost $37,571)			37,535

U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Notes
4.125% due 02/15/2036	45		44

Total U.S. Treasury Obligations (Cost $44)			44

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Amsurg Corp. (b)	11,642		11

Total Common Stocks (Cost $0)			11

SHORT-TERM INSTRUMENTS 10.1%
MUTUAL FUNDS 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (f)	1,695,663		1,696

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 7.5%
Federal Home Loan Bank Discount Notes
3.714% due 09/04/2026 (d)(e)	$1,600		1,589
3.717% due 07/01/2026 (d)(e)	200		200
3.718% due 08/28/2026 (d)(e)	1,500		1,491
3.719% due 08/26/2026 (d)(e)	1,600		1,591
3.724% due 07/06/2026 (d)(e)	5,100		5,097

			9,968

U.S. TREASURY BILLS 1.3%
3.701% due 07/07/2026 - 08/25/2026 (c)(d)	1,800		1,793

Total Short-Term Instruments (Cost $13,458)			13,457

Total Investments in Securities (Cost $124,938)			124,366

	SHARES
INVESTMENTS IN AFFILIATES 9.7%
SHORT-TERM INSTRUMENTS 9.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.7%
PIMCO Short Asset Portfolio	1,164,286		11,468
PIMCO Short-Term Floating NAV Portfolio III	147,148		1,434

Total Short-Term Instruments (Cost $12,862)			12,902

Total Investments in Affiliates (Cost $12,862)			12,902

Total Investments 103.0% (Cost $137,800)			$137,268
Financial Derivative Instruments (h)(i) (0.0)% (Cost or Premiums, net $1,102)			(6)
Other Assets and Liabilities, net (3.0)%			(3,984)

Net Assets 100.0%			$133,278

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Flora Food Management BV	7.500%	10/31/2030	01/20/2026	$117	$114	0.09%

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	27	$2,967	$21	$0	$(8)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	79	16,284	(20)	0	(9)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	41	4,389	13	0	(8)

				$14	$0	$(25)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT U.S. Long Bond Futures	09/2026	5	$(568)	$(16)	$3	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	6	(675)	(14)	2	0

				$(30)	$5	$0

Total Futures Contracts				$(16)	$5	$(25)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.547%	$400	$54	$(4)	$50	$1	$0

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$5,218	$341	$90	$431	$0	$(3)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	11,410	679	257	936	0	(6)

					$1,020	$347	$1,367	$0	$(9)

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2030	$2,275	$(33)	$47	$14	$5	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	2,775	65	34	99	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	1,250	(4)	29	25	6	0

						$28	$110	$138	$20	$0

Total Swap Agreements						$1,102	$453	$1,555	$21	$(9)

Cash of $2,129 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
CBK	08/2026	EUR	74		$84	$0	$0
MBC	08/2026		$84	EUR	74	0	0
SOG	07/2026	EUR	100		$117	2	0
	07/2026		$114	EUR	100	1	0
	08/2026	EUR	100		$114	0	(1)

Total Forward Foreign Currency Contracts						$3	$(1)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$67,977	$5,343	$73,320
Corporate Bonds & Notes
Banking & Finance	0	6,081	0	6,081
Industrials	0	29,583	0	29,583
Utilities	0	1,870	0	1,870
U.S. Treasury Obligations	0	44	0	44
Common Stocks
Financials	0	11	0	11
Short-Term Instruments
Mutual Funds	1,696	0	0	1,696
Short-Term Notes	0	9,968	0	9,968
U.S. Treasury Bills	0	1,793	0	1,793

	$1,696	$117,327	$5,343	$124,366
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,902	$0	$0	$12,902

Total Investments	$14,598	$117,327	$5,343	$137,268

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	26	0	26
Over the counter	0	3	0	3

	$0	$29	$0	$29
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(34)	0	(34)
Over the counter	0	(1)	0	(1)

	$0	$(35)	$0	$(35)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$14,598	$117,321	$5,343	$137,262

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust